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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2213

Castle Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

CASTLE CONVERTIBLE FUND, INC.

Schedule of Investments (Unaudited) January 31, 2008

CORPORATE CONVERTIBLE BONDS—59.3%	PRINCIPAL AMOUNT	VALUE
AUTOMOTIVE—1.8%
Ford Motor Company, 4.25%, 12/15/36	$1,000,000	$1,003,750
BEVERAGES—1.0%
Molson Coors Brewing Co., 2.50%, 7/30/13	500,000	570,625
BIOTECHNOLOGY—2.4%
Dendreon Corporation, 4.75%, 6/15/14	250,000	204,688
Mannkind Corporation, 3.75%, 12/15/13	475,000	385,937
OSI Pharmaceuticals, Inc., 3.00%, 1/15/38(a)	250,000	249,375
Protein Design Labs, 2.00%, 2/15/12(a)	500,000	463,750
		1,303,750
BUSINESS SERVICES—2.2%
Quanta Services Inc., 3.75%, 4/30/26(a)	1,000,000	1,187,500
COMMERCIAL BANKS—2.7%
Boston Private Financial, 3.00%, 7/15/27(a)	1,000,000	957,500
U.S. Bancorp Series B, 3.61%, 2/6/2037(a)	500,000	500,200
		1,457,700
COMMERCIAL SERVICES & SUPPLIES—.8%
Allied Waste Industries Inc. Senior Cv. Sub Note, 4.25%, 4/15/34	500,000	455,625
DIVERSIFIED TELECOMMUNICATION SERVICES—.8%
Level 3 Communications, Inc., 3.50%, 6/15/12	500,000	451,875
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Anixter International Inc., 1.00%, 2/15/13(a)	500,000	623,750
ENERGY—4.3%
Cal Dive International Inc. Sr. Cv., Notes, 3.25%, 12/15/25	1,000,000	1,376,250
Canadian Solar Inc., 6.00%, 12/15/17(a)	1,000,000	981,250
		2,357,500
ENERGY EQUIPMENT & SERVICES—.6%
Transocean Inc., 1.50%, 12/15/37	279,000	294,694
FOOD CHAINS—2.9%
Great Atlantic & Pacific Tea, 5.125%, 6/15/11	1,500,000	1,591,875
HEALTH CARE—.9%
Apria Healthcare Group Inc Cv. Senior Note, 3.375%, 9/1/33	500,000	503,125
HEALTH CARE EQUIPMENT & SUPPLIES—5.1%
Hologic, Inc., 2.00%, 12/15/37	1,000,000	1,070,000
Integra LifeSciences Holdings, 2.75%, 6/1/10(a)	150,000	141,750
Medtronic, Inc., 1.50%, 4/15/11	1,500,000	1,582,500
		2,794,250
HEALTH CARE PROVIDERS & SERVICES—.7%
Manor Care, Inc., 2.125%, 8/1/35	250,000	385,812

CORPORATE CONVERTIBLE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
INSURANCE—2.0%
Covanta Holding Corporation, 1.00%, 2/1/27	$1,000,000	$1,071,250
INTERNET SOFTWARE & SERVICES—2.2%
VeriSign, Inc., 3.25%, 8/15/37(a)	1,000,000	1,201,250
LEISURE & ENTERTAINMENT—2.2%
General Cable Corp., .875%, 11/15/13	500,000	676,875
General Cable Corp., 1.00%, 10/15/12(a)	500,000	511,875
		1,188,750
MEDIA—1.7%
Liberty Media Corporation Senior Exch Deb., 3.50%, 1/15/31	1,122,712	945,885
METALS—1.7%
USEC INC., 3.00%, 10/1/14	1,000,000	903,750
OIL & GAS—2.8%
Penn Virginia Corp., 4.50%, 11/15/12	500,000	526,250
Pioneer Natural Resource, 2.875%, 1/15/38	1,000,000	1,025,000
		1,551,250
PHARMACEUTICALS—1.9%
Wyeth, 3.581%, 1/15/24	1,000,000	1,052,610
REAL ESTATE—4.1%
Boston Properties LP., 2.875%, 2/15/37	500,000	475,625
Developers Diversified Realty Corporation, 3.50%, 8/15/11(a)	1,000,000	900,000
Macerich Co., 3.25%, 3/15/12	1,000,000	856,250
		2,231,875
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
Advanced Micro Devices, Inc., 5.75%, 8/15/12(a)	500,000	409,375
Microchip Technology, 2.125%, 12/15/37(a)	1,000,000	1,070,000
Micron Technology, Inc., 1.875%, 6/1/14	1,000,000	798,750
		2,278,125
SOFTWARE—4.0%
Epicor Software Corporation, 2.375%, 5/15/27(a)	1,000,000	883,750
L-1 Identity Solutions Inc., 3.75%, 5/15/27(a)	1,500,000	1,312,500
		2,196,250
TEXTILES & APPAREL—3.5%
Iconix Brand Group, Inc., 1.875%, 6/30/12	1,900,000	1,892,875
THRIFTS & MORTGAGE FINANCE—1.7%
Countrywide Financial, 1.758%, 4/15/37	1,000,000	917,400
TOTAL CORPORATE CONVERTIBLE BONDS (Cost $32,569,828)		32,413,101

CORPORATE BONDS—4.7%	PRINCIPAL AMOUNT	VALUE
AEROSPACE & DEFENSE—2.3%
L-3 Communications Holdings, 3.00%, 8/1/35	$1,000,000	$1,263,750
MISCELLANEOUS—2.4%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	1,250,000	1,279,687
TOTAL CORPORATE BONDS (Cost $2,283,491)		2,543,437

CONVERTIBLE PREFERRED SECURITIES—14.9%	SHARES
COMMERCIAL SERVICES & SUPPLIES—1.8%
Avery Dennison, 7.875%, Pfd.	20,000	1,003,600
DIVERSIFIED FINANCIAL SERVICES—1.8%
Citigroup Funding, Inc. Variable Rate	40,000	952,400
DRUG DISTRIBUTION—.9%
Hecla Mining Co.	5,000	492,500
ELECTRIC UTILITIES—.6%
Entergy Corporation, 7.625%, 2/17/09	5,000	322,500
HOUSEHOLD DURABLES—.8%
Stanley Works (The)	500	454,313
INSURANCE—1.3%
Alleghany Corporation, 5.75%, 6/15/09	2,000	691,750
MEDIA—.4%
Comcast Corporation, 7.00%, 9/15/55	10,000	242,800
METALS & MINING—2.4%
Freeport-McMoRan Copper & Gold, 6.75%	10,000	1,318,750
OIL & GAS—2.1%
Chesapeake Energy Corporation, 5.00%	10,000	1,123,750
REAL ESTATE—.7%
HRPT Properties Trust, 6.50%, Series D	20,000	397,500
WIRELESS TELECOMMUNICATION SERVICES—2.1%
Crown Castle International Corp.	20,000	1,130,000
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $7,980,200)		8,129,863
MANDATORY CONVERTIBLE PREFERRED SECURITIES—.9%
INSURANCE
IPC Holdings, Ltd., 7.25%, 11/15/08(b)	20,000	492,500
TOTAL MANDATORY PREFERRED SECURITIES (Cost $525,000)		492,500

PREFERRED SECURITIES—9.2%	SHARES	VALUE
DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup Inc., 8.125%, Pfd.	20,000	$524,400
Freddie Mac, 8.375%, Pfd.	10,000	268,500
		792,900
ELECTRONIC EQUIPMENT & INSTRUMENTS—.4%
PPL Capital Funding Inc.	10,000	247,500
FINANCE—.9%
Santander Finance Pfd	20,000	467,000
FINANCIAL SERVICES—4.2%
Bank of America, 7.25%, Pfd.	1,000	1,114,500
Federal National Mortgage Assn.	10,000	264,200
Federal National Mortgage Assn. 7.625%, Pfd.	35,000	911,750
		2,290,450
INSURANCE—2.0%
AEGON NV, 7.25%, Pfd.	25,000	627,500
ING Groep NV, 7.375%, Pfd.	18,000	461,520
		1,089,020
SAVINGS & LOANS—.3%
Indymac Bank FSB Pfd.(a)	20,000	161,250
TOTAL PREFERRED SECURITIES (Cost $5,200,000)		5,048,120
COMMON STOCKS—9.7%
CAPITAL MARKETS—.9%
J.P. Morgan Chase & Co.	10,000	475,500
DIVERSIFIED TELECOMMUNICATION SERVICES—.9%
Level 3 Communications, Inc.*	143,637	494,111
ELECTRIC UTILITIES—1.8%
Entergy Corporation	9,000	973,620
FOOD PRODUCTS
General Mills Inc.	1	51
OIL & GAS—3.4%
ConocoPhillips	10,000	803,200
Royal Dutch Shell, PLC*	15,000	1,071,150
		1,874,350
PHARMACEUTICALS—1.9%
GlaxoSmithKline PLC Sponsored ADR#	13,000	615,940
Schering-Plough Corporation	22,451	439,366
		1,055,306

COMMON STOCKS—(CONT.)	SHARES	VALUE
RETAIL—.8%
Inergy, L.P.	15,000	$431,250
TOTAL COMMON STOCKS (Cost $4,065,729)		5,304,188

SHORT-TERM INVESTMENTS—.4%	PRINCIPAL AMOUNT
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 1.60%, 2/1/08 (Cost $202,000)	$202,000	202,000
Total Investments (Cost $52,826,247)(c)	99.1%	54,133,209
Other Assets in Excess of Liabilities	0.9	489,347
NET ASSETS	100.0%	$54,622,556
Net Asset Value Per Share		$24.43
Share of Beneficial Interest Outstanding		2,236,000

  *  Non-income producing securities.

  #  American Depositary Receipts.

(a)  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified buyers. These securities are deemed to be liquid and represent 23.5% of net assets of the Fund.

(b)  These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(c)  At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $52,826,247 amounted to $1,306,962 which consisted of aggregate gross unrealized appreciation of $4,089,580 and aggregate gross unrealized depreciation of $2,782,618.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 25, 2008